Government grant advances and loans - Schedule of Government Grant Advances and Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current
Government grant advances	$ 693	$ 349	$ 58
Research project financing	1,288	674	172
Government loans	1,886	449	458
Total current portion	3,867	1,472	688	[1]
Non-current
Government grant advances	642	510	86
Research project financing	4,625	4,652	4,274
Government loans	4,611	348	819
Accrued interest	1,325	640	495
Total non-current portion	$ 11,203	$ 6,150	$ 5,674	[1]

[1]	(1) In 2019, the Company adopted IFRS 16 "Leases" standard using the modified retrospective approach. Accordingly, prior period amounts have not been restated.